Share Capital (Details) - Schedule of stock options outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	Total
Number of options outstanding	328,068,000,000
Number of options exercisable	80,280,000,000
Weighted Average Exercise Price | $ / shares	$ 14.66
Remaining contractual life (years)	5 years 339 days
Stock Options [Member] | 01-Jan-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	01-Jan-17
Number of options outstanding	2,207,000,000
Number of options exercisable	2,207,000,000
Weighted Average Exercise Price | $ / shares	$ 40.37
Expiry date	01-Jan-22
Remaining contractual life (years)	1 year
Stock Options [Member] | 11-Jan-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	11-Jan-17
Number of options outstanding	2,483,000,000
Number of options exercisable	2,483,000,000
Weighted Average Exercise Price | $ / shares	$ 40.94
Expiry date	11-Jan-22
Remaining contractual life (years)	1 year 10 days
Stock Options [Member] | 04-Apr-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	04-Apr-17
Number of options outstanding	6,897,000,000
Number of options exercisable	6,897,000,000
Weighted Average Exercise Price | $ / shares	$ 62.54
Expiry date	04-Apr-22
Remaining contractual life (years)	1 year 94 days
Stock Options [Member] | 24-Jul-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Jul-17
Number of options outstanding	8,619,000,000
Number of options exercisable	8,619,000,000
Weighted Average Exercise Price | $ / shares	$ 78.47
Expiry date	24-Jul-22
Remaining contractual life (years)	1 year 204 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Dec-18
Number of options outstanding	14,620,000,000
Number of options exercisable	12,103,000,000
Weighted Average Exercise Price | $ / shares	$ 56.86
Expiry date	24-Dec-23
Remaining contractual life (years)	2 years 357 days
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Jan-19
Number of options outstanding	828,000,000
Number of options exercisable	276,000,000
Weighted Average Exercise Price | $ / shares	$ 56.86
Expiry date	15-Jan-24
Remaining contractual life (years)	3 years 14 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	21-Mar-19
Number of options outstanding	12,345,000,000
Number of options exercisable	10,943,000,000
Weighted Average Exercise Price | $ / shares	$ 62.55
Expiry date	21-Mar-24
Remaining contractual life (years)	3 years 171 days
Stock Options [Member] | 01-Dec-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	01-Dec-19
Number of options outstanding	1,293,000,000
Number of options exercisable	1,293,000,000
Weighted Average Exercise Price | $ / shares	$ 56.86
Expiry date	01-Dec-21
Remaining contractual life (years)	335 days
Stock Options [Member] | 01-Jan-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	01-Jan-20
Number of options outstanding	2,069,000,000
Number of options exercisable	689,000,000
Weighted Average Exercise Price | $ / shares	$ 56.86
Expiry date	31-Oct-25
Remaining contractual life (years)	4 years 9 months
Stock Options [Member] | 01-Jan-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	01-Jan-20
Number of options outstanding	207,000,000
Number of options exercisable	207,000,000
Weighted Average Exercise Price | $ / shares	$ 56.86
Expiry date	01-Dec-21
Remaining contractual life (years)	324 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Nov-20
Number of options outstanding	95,000,000,000
Number of options exercisable	11,875,000,000
Weighted Average Exercise Price | $ / shares	$ 6.00
Expiry date	15-Nov-30
Remaining contractual life (years)	9 years 321 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Nov-20
Number of options outstanding	181,500,000,000
Number of options exercisable	22,688,000,000
Weighted Average Exercise Price | $ / shares	$ 6.00
Expiry date	15-Nov-25
Remaining contractual life (years)	4 years 321 days
Agents Option [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	Total
Number of options outstanding	452,523,000,000
Number of options exercisable	452,523,000,000
Weighted Average Exercise Price | $ / shares	$ 8.02
Remaining contractual life (years)	4 years 178 days
Agents Option [Member] | December 24, 2018 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	December 24, 2018
Number of options outstanding	1,572,000,000
Number of options exercisable	1,572,000,000
Weighted Average Exercise Price | $ / shares	$ 65.90
Expiry date	December 24, 2021
Remaining contractual life (years)	357 days
Agents Option [Member] | 23-Dec-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	December 23, 2019
Number of options outstanding	5,025,000,000
Number of options exercisable	5,025,000,000
Weighted Average Exercise Price | $ / shares	$ 45.58
Expiry date	December 23, 2021
Remaining contractual life (years)	357 days
Agents Option [Member] | July 28, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	July 28, 2020
Number of options outstanding	1,702,000,000
Number of options exercisable	1,702,000,000
Weighted Average Exercise Price | $ / shares	$ 20.47
Expiry date	July 28, 2022
Remaining contractual life (years)	1 year 208 days
Agents Option [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	September 29, 2020
Number of options outstanding	113,500,000,000
Number of options exercisable	113,500,000,000
Weighted Average Exercise Price | $ / shares	$ 6.60
Expiry date	September 28, 2025
Remaining contractual life (years)	4 years 270 days
Agents Option [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	September 29, 2020
Number of options outstanding	266,000,000,000
Number of options exercisable	266,000,000,000
Weighted Average Exercise Price | $ / shares	$ 6.85
Expiry date	September 28, 2025
Remaining contractual life (years)	4 years 270 days
Agents Option [Member] | December 31, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	December 31, 2020
Number of options outstanding	64,724,000,000
Number of options exercisable	64,724,000,000
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	June 30, 2024
Remaining contractual life (years)	3 years 6 months
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	Total
Number of Warrants outstanding and exercisable	3,591,533
Exercise Price | $ / shares	$ 10.55
Share Purchase Warrants [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Dec-18
Expiry date	24-Dec-21
Number of Warrants outstanding and exercisable	31,887
Exercise Price | $ / shares	$ 68.23
Share Purchase Warrants [Member] | 23-Dec-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	23-Dec-19
Expiry date	23-Dec-22
Number of Warrants outstanding and exercisable	54,248
Exercise Price | $ / shares	$ 51.18
Share Purchase Warrants [Member] | July 28, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	July 28, 2020
Expiry date	28-Jul-22
Number of Warrants outstanding and exercisable	74,138
Exercise Price | $ / shares	$ 20.47
Share Purchase Warrants [Member] | December 31, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	December 31, 2020
Expiry date	30-June-24
Number of Warrants outstanding and exercisable	1,294,500
Exercise Price | $ / shares	$ 11.50
Share Purchase Warrants [Member] | 29-Aug-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	29-Aug-19
Expiry date	29-Aug-21
Number of Warrants outstanding and exercisable	25,863
Exercise Price | $ / shares	$ 68.23
Share Purchase Warrants [Member] | 23-Jun-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	23-Jun-20
Expiry date	23-Jun-21**
Number of Warrants outstanding and exercisable	10,897
Exercise Price | $ / shares	$ 34.12
Share Purchase Warrants [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	September 29, 2020
Expiry date	28-Sep-25
Number of Warrants outstanding and exercisable	2,100,000
Exercise Price | $ / shares	$ 6.85